December 31, 2005	• Pacific Select Separate Account of Pacific Life Insurance Company

Annual
Report

Pacific Select

TABLE OF CONTENTS
PACIFIC SELECT SEPARATE ACCOUNT

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

		Growth	International	Equity	Small-Cap	Fasciano	Multi-
	Equity	LT	Value	Index	Index	Small Equity	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account

ASSETS
Investments:
Equity Portfolio	$16,865
Growth LT Portfolio		$1,440,614
International Value Portfolio			$1,104,610
Equity Index Portfolio				$1,185,030
Small-Cap Index Portfolio					$530,627
Fasciano Small Equity Portfolio (1)						$45,458
Multi-Strategy Portfolio							$117,748

Total Assets	16,865	1,440,614	1,104,610	1,185,030	530,627	45,458	117,748

LIABILITIES
Payables:
Mortality and expense risk fees	10	834	633	689	310	26	68

Total Liabilities	10	834	633	689	310	26	68

NET ASSETS	$16,855	$1,439,780	$1,103,977	$1,184,341	$530,317	$45,432	$117,680

Units Outstanding	1,976	39,468	41,943	30,004	43,979	4,124	2,890

Accumulation Unit Value	$8.53	$36.48	$26.32	$39.47	$12.06	$11.02	$40.72

Cost of Investments	$14,756	$2,310,144	$1,013,461	$1,041,835	$446,974	$41,028	$102,680

(1)	Formerly named Aggressive Equity Variable Account and Aggressive Equity Portfolio.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005

	Main Street®	Emerging	Managed	Inflation	Money	High Yield
	Core	Markets	Bond	Managed	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Main Street® Core Portfolio	$489,299
Emerging Markets Portfolio		$92,070
Managed Bond Portfolio			$770,310
Inflation Managed Portfolio				$117,717
Money Market Portfolio					$339,071
High Yield Bond Portfolio						$136,749

Total Assets	489,299	92,070	770,310	117,717	339,071	136,749

LIABILITIES
Payables:
Mortality and expense risk fees	284	51	440	67	199	78

Total Liabilities	284	51	440	67	199	78

NET ASSETS	$489,015	$92,019	$769,870	$117,650	$338,872	$136,671

Units Outstanding	11,674	5,156	22,423	3,397	17,571	4,232

Accumulation Unit Value	$41.89	$17.85	$34.33	$34.63	$19.29	$32.30

Cost of Investments	$488,061	$55,002	$771,513	$120,431	$339,304	$139,388

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

		Growth	International	Equity	Small-Cap	Fasciano	Multi-
	Equity	LT	Value	Index	Index	Small Equity	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account

INVESTMENT INCOME
Dividends	$42	$3,525	$20,815	$16,869	$2,516	$93	$2,613
EXPENSES
Mortality and expense risk fees	110	10,470	7,976	7,944	4,726	810	3,019

Net Investment Income (Loss)	(68)	(6,945)	12,839	8,925	(2,210)	(717)	(406)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	30	(142,780)	(33,495)	(50,812)	40,262	9,879	22,667
Realized gain distributions	—	—	—	5,001	—	—	—

Realized Gain (Loss)	30	(142,780)	(33,495)	(45,811)	40,262	9,879	22,667

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	958	244,987	109,116	82,351	(30,271)	(10,078)	(14,359)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$920	$95,262	$88,460	$45,465	$7,781	($916)	$7,902

(1)	Formerly named Aggressive Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005

	Main Street	Emerging	Managed	Inflation	Money	High Yield
	Core	Markets	Bond	Managed	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$5,221	$753	$25,552	$8,994	$12,201	$9,448
EXPENSES
Mortality and expense risk fees	4,576	484	5,326	2,296	3,159	926

Net Investment Income	645	269	20,226	6,698	9,042	8,522

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(91,369)	5,853	(305)	19,723	218	29
Realized gain distributions	—	—	23,880	25,958	—	—

Realized Gain (Loss)	(91,369)	5,853	23,575	45,681	218	29

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	112,008	19,549	(29,248)	(47,406)	22	(6,346)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,284	$25,671	$14,553	$4,973	$9,282	$2,205

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Equity		Growth LT		International Value		Equity Index
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($68)	$25	($6,945)	($10,272)	$12,839	$8,907	$8,925	$11,141
Realized gain (loss)	30	(823)	(142,780)	(78,866)	(33,495)	(76,986)	(45,811)	(62,566)
Change in unrealized appreciation on investments	958	1,514	244,987	226,363	109,116	252,501	82,351	195,710

Net Increase in Net Assets Resulting from Operations	920	716	95,262	137,225	88,460	184,422	45,465	144,285

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	—	(6,647)	7,534	12,768	(1,279)	(12,939)	121,555	203,576
Transfers—policy charges and deductions	(166)	(168)	(10,451)	(10,550)	(11,340)	(12,099)	(7,851)	(9,275)
Transfers—surrenders	—	—	(179,970)	(54,750)	(178,165)	(1,363,759)	(134,122)	(1,951,007)
Transfers—other	—	4,295	(30,626)	(48,897)	(1,950)	1,704	(19,545)	(21,379)

Net Decrease in Net Assets Derived from Policy Transactions	(166)	(2,520)	(213,513)	(101,429)	(192,734)	(1,387,093)	(39,963)	(1,778,085)

NET INCREASE (DECREASE) IN NET ASSETS	754	(1,804)	(118,251)	35,796	(104,274)	(1,202,671)	5,502	(1,633,800)

NET ASSETS
Beginning of Year	16,101	17,905	1,558,031	1,522,235	1,208,251	2,410,922	1,178,839	2,812,639

End of Year	$16,855	$16,101	$1,439,780	$1,558,031	$1,103,977	$1,208,251	$1,184,341	$1,178,839

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small-Cap Index		Fasciano Small Equity		Multi-Strategy		Main Street Core
	Variable Account		Variable Account (2)		Variable Account		Variable Account
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004 (1)	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,210)	$1,272	($717)	$11	($406)	$4,800	$645	$3,609
Realized gain (loss)	40,262	434	9,879	(5,037)	22,667	(4,057)	(91,369)	(183,395)
Change in unrealized appreciation (depreciation) on investments	(30,271)	113,925	(10,078)	25,099	(14,359)	40,078	112,008	253,139

Net Increase (Decrease) in Net Assets Resulting from Operations	7,781	115,631	(916)	20,073	7,902	40,821	21,284	73,353

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	10,629	705,096	11,025	38	(1,065)	10,347	17,673	(23,717)
Transfers—policy charges and deductions	(9,530)	(6,665)	(2,173)	(2,152)	(8,170)	(8,805)	(8,414)	(9,899)
Transfers—surrenders	(320,761)	(5,446)	(93,284)	(5,270)	(386,614)	(147,467)	(330,815)	(550,128)
Transfers—other	7,131	26,451	(1,858)	1,914	(2,400)	5,850	(5,115)	24,977

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(312,531)	719,436	(86,290)	(5,470)	(398,249)	(140,075)	(326,671)	(558,767)

NET INCREASE (DECREASE) IN NET ASSETS	(304,750)	835,067	(87,206)	14,603	(390,347)	(99,254)	(305,387)	(485,414)

NET ASSETS
Beginning of Year/Period	835,067	—	132,638	118,035	508,027	607,281	794,402	1,279,816

End of Year/Period	$530,317	$835,067	$45,432	$132,638	$117,680	$508,027	$489,015	$794,402

(1)	Operations commenced on April 30, 2004.

(2)	Formerly named Aggressive Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Emerging Markets		Managed Bond		Inflation Managed		Money Market
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (1)	$269	$526	$20,226	$16,743	$6,698	$365	$9,042	$1,422
Realized gain (loss) (1)	5,853	14,837	23,575	8,219	45,681	23,923	218	(370)
Change in unrealized appreciation (depreciation) on investments	19,549	(324)	(29,248)	9,402	(47,406)	3,930	22	443

Net Increase in Net Assets Resulting from Operations	25,671	15,039	14,553	34,364	4,973	28,218	9,282	1,495

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	9,666	(410)	3,499	28,918	14,419	10,478	(121,560)	(224,003)
Transfers—policy charges and deductions	(708)	(497)	(5,117)	(4,954)	(5,800)	(6,317)	(5,447)	(6,568)
Transfers—surrenders	—	(4,220)	—	—	(270,426)	(7,644)	(51,484)	(27,528)
Transfers—other	27	(713)	(9,255)	(31,948)	255	(283)	54,738	14,803

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,985	(5,840)	(10,873)	(7,984)	(261,552)	(3,766)	(123,753)	(243,296)

NET INCREASE (DECREASE) IN NET ASSETS	34,656	9,199	3,680	26,380	(256,579)	24,452	(114,471)	(241,801)

NET ASSETS
Beginning of Year	57,363	48,164	766,190	739,810	374,229	349,777	453,343	695,144

End of Year	$92,019	$57,363	$769,870	$766,190	$117,650	$374,229	$338,872	$453,343

(1)	Prior year net investment income and realized gain for the Managed Bond and Inflation Managed Variable Accounts have been reclassified to conform with current year presentation. This change had no impact on total net assets.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	High Yield Bond
	Variable Account
	Year Ended	Year Ended
	December 31,	December 31,
	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,522	$28,614
Realized gain (loss)	29	(737,546)
Change in unrealized appreciation (depreciation) on investments	(6,346)	756,883

Net Increase in Net Assets Resulting from Operations	2,205	47,951

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	3,425	—
Transfers—policy charges and deductions	(1,740)	(5,484)
Transfers—surrenders	—	(4,100,870)
Transfers—other	—	15,198

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,685	(4,091,156)

NET INCREASE (DECREASE) IN NET ASSETS	3,890	(4,043,205)

NET ASSETS
Beginning of Year	132,781	4,175,986
End of Year	$136,671	$132,781

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below.

	AUV at	Number		Ratios of	Ratios of
For the	End of	of	Total	Investment Income	Expenses
Year or Period	Year/	Units	Net	to Average	to Average	Total
Ended	Period	Outstanding	Assets	Net Assets (1)	Net Assets (1)	Returns (2)

Equity
2005	$8.53	1,976	$16,855	0.26%	0.70%	5.79%
2004	8.06	1,997	16,101	0.88%	0.70%	4.42%
2003	7.72	2,318	17,905	0.49%	0.70%	23.49%
2002	6.25	1,267	7,925	0.05%	0.70%	(27.24%)
2001 (3), (4)	8.60	14,046	120,752	0.05%	0.70%	(21.45%)
Growth LT
2005	$36.48	39,468	$1,439,780	0.24%	0.70%	6.93%
2004	34.12	45,670	1,558,031	0.00%	0.70%	9.63%
2003	31.12	48,919	1,522,235	0.00%	0.70%	33.09%
2002	23.38	50,138	1,172,256	0.99%	0.70%	(29.51%)
2001 (3), (4)	33.17	53,683	1,780,762	1.10%	0.70%	(29.40%)
International Value
2005	$26.32	41,943	$1,103,977	1.82%	0.70%	8.67%
2004	24.22	49,886	1,208,251	1.44%	0.70%	15.64%
2003	20.94	115,113	2,410,922	1.46%	0.70%	26.84%
2002	16.51	154,361	2,548,880	0.93%	0.70%	(14.53%)
2001 (3), (4)	19.32	166,870	3,224,276	1.02%	0.70%	(22.86%)
Equity Index
2005	$39.47	30,004	$1,184,341	1.48%	0.70%	3.94%
2004	37.98	31,041	1,178,839	1.67%	0.70%	9.83%
2003	34.58	81,346	2,812,639	1.13%	0.70%	27.43%
2002 (4)	27.13	116,121	3,150,729	1.31%	0.70%	(22.92%)
2001 (3), (4)	35.20	119,910	4,221,274	1.06%	0.70%	(11.83%)
Small-Cap Index
2005	$12.06	43,979	$530,317	0.37%	0.70%	3.65%
04/30/2004 - 12/31/2004	11.63	71,780	835,067	0.95%	0.70%	16.34%
Fasciano Small Equity (5)
2005	$11.02	4,124	$45,432	0.08%	0.70%	1.94%
2004	10.81	12,273	132,638	0.71%	0.70%	18.13%
2003	9.15	12,902	118,035	0.54%	0.70%	32.25%
2002	6.92	11,060	76,508	0.00%	0.70%	(25.66%)
2001 (3)	9.31	10,342	96,224	0.00%	0.70%	(17.53%)
Multi-Strategy
2005	$40.72	2,890	$117,680	0.61%	0.70%	3.05%
2004	39.52	12,856	508,027	1.62%	0.70%	9.05%
2003	36.24	16,759	607,281	1.60%	0.70%	22.45%
2002 (4)	29.59	17,915	530,174	1.65%	0.70%	(13.70%)
2001 (3), (4)	34.29	33,220	1,139,281	2.49%	0.70%	(1.49%)

	AUV at	Number		Ratios of	Ratios of
For the	End of	of	Total	Investment Income	Expenses
Year	Year/	Units	Net	to Average	to Average	Total
Ended	Period	Outstanding	Assets	Net Assets (1)	Net Assets (1)	Returns (2)

Main Street Core (5)
2005	$41.89	11,674	$489,015	0.80%	0.70%	5.25%
2004	39.80	19,961	794,402	1.10%	0.70%	8.78%
2003	36.59	34,982	1,279,816	0.96%	0.70%	26.10%
2002	29.01	39,252	1,138,848	0.61%	0.70%	(28.95%)
2001 (3), (4)	40.84	63,567	2,596,148	0.69%	0.70%	(8.54%)
Emerging Markets
2005	$17.85	5,156	$92,019	1.08%	0.70%	40.52%
2004	12.70	4,517	57,363	1.94%	0.70%	33.70%
2003	9.50	5,070	48,164	1.19%	0.70%	67.44%
2002	5.67	3,733	21,174	0.67%	0.70%	(3.84%)
2001 (3)	5.90	20,946	123,583	0.17%	0.70%	(9.98%)
Managed Bond
2005	$34.33	22,423	$769,870	3.35%	0.70%	1.92%
2004 (4)	33.69	22,745	766,190	2.96%	0.70%	4.65%
2003 (4)	32.19	22,983	739,810	4.32%	0.70%	5.51%
2002 (4)	30.51	25,736	785,206	4.57%	0.70%	10.19%
2001 (3)	27.69	28,951	801,698	5.13%	0.70%	5.92%
Inflation Managed (5)
2005	$34.63	3,397	$117,650	2.74%	0.70%	1.83%
2004 (4)	34.01	11,004	374,229	0.80%	0.70%	8.15%
2003 (4)	31.45	11,123	349,777	0.09%	0.70%	7.51%
2002 (4)	29.25	11,544	337,668	1.08%	0.70%	14.69%
2001 (3)	25.51	11,520	293,854	3.67%	0.70%	3.55%
Money Market
2005	$19.29	17,571	$338,872	2.70%	0.70%	2.11%
2004	18.89	24,002	453,343	0.92%	0.70%	0.31%
2003	18.83	36,917	695,144	0.81%	0.70%	0.09%
2002	18.81	49,721	935,453	1.41%	0.70%	0.71%
2001 (3)	18.68	34,294	640,704	3.78%	0.70%	3.13%
High Yield Bond
2005	$32.30	4,232	$136,671	7.12%	0.70%	1.66%
2004	31.77	4,180	132,781	6.39%	0.70%	8.48%
2003	29.28	142,607	4,175,986	7.24%	0.70%	19.49%
2002	24.51	228,243	5,593,606	8.71%	0.70%	(3.67%)
2001 (3)	25.44	233,109	5,930,451	9.84%	0.70%	0.46%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges that are assessed against policyholder accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest. The ratios for investment income and expenses to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E charges assessed through the daily AUV calculation and these charges are assessed at an annual rate of 0.70% of the average daily net assets of each Variable Account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Total returns were calculated through 12/28/2001, the last business day of the fiscal year for the Separate Account.

(4)	Prior year investment income ratios have been restated to conform with current year presentation. This change had no impact on total net assets.

(5)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account; prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account, and prior to 01/01/2002, it was named Equity Income Variable Account; and prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2005 is comprised of thirteen subaccounts called Variable Accounts: Equity, Growth LT, International Value, Equity Index, Small-Cap Index, Fasciano Small Equity (formerly Aggressive Equity), Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, and High Yield Bond Variable Accounts. Main Street is a registered trademark of OppenheimerFunds, Inc. The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     On April 30, 2004, the net assets of the Pacific Select Fund’s Small-Cap Equity Portfolio (the “Acquired Portfolio”), the underlying portfolio for the Small-Cap Equity Variable Account, were transferred to the Pacific Select Fund’s Small-Cap Index Portfolio (the “Surviving Portfolio”), in exchange for shares of the Surviving Portfolio (the “Reorganization”). In connection with the Reorganization, a total of 16,415 outstanding accumulation units (valued at $811,168) of the Small-Cap Equity Variable Account were exchanged for 81,117 accumulation units with equal value of the Small-Cap Index Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, premium tax charges, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of of purchases and proceeds from sales of investments for the year ended December 31, 2005, were as follows:

Variable Accounts	Purchases	Sales
Equity	$—	$166
Growth LT	13,941	227,454
International Value	18,309	211,043
Equity Index	123,041	163,004
Small-Cap Index	44,493	357,024
Fasciano Small Equity (1)	18,412	104,702
Multi-Strategy	14,519	412,768
Main Street Core	28,818	355,489
Emerging Markets	18,540	9,555
Managed Bond	5,387	16,260
Inflation Managed	13,924	275,476
Money Market	204,923	328,676
High Yield Bond	3,410	1,725
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2005 and 2004 were as follows:

	2005			2004
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Equity	—	(21)	(21)	3,474	(3,795)	(321)
Growth LT	446	(6,648)	(6,202)	856	(4,105)	(3,249)
International Value	826	(8,769)	(7,943)	1,552	(66,779)	(65,227)
Equity Index	3,319	(4,356)	(1,037)	6,636	(56,941)	(50,305)
Small-Cap Index (2)	4,865	(32,666)	(27,801)	73,559	(1,779)	71,780
Fasciano Small Equity (1)	1,791	(9,940)	(8,149)	1,957	(2,586)	(629)
Multi-Strategy	403	(10,369)	(9,966)	692	(4,595)	(3,903)
Main Street Core	536	(8,823)	(8,287)	1,668	(16,689)	(15,021)
Emerging Markets	1,321	(682)	639	2,165	(2,718)	(553)
Managed Bond	158	(480)	(322)	894	(1,132)	(238)
Inflation Managed	438	(8,045)	(7,607)	317	(436)	(119)
Money Market	11,448	(17,879)	(6,431)	10,090	(23,005)	(12,915)
High Yield Bond	107	(55)	52	—	(138,427)	(138,427)

(1)	The Fasciano Small Equity Variable Account was formerly named Aggressive Equity Variable Account.

(2)	Operations commenced on April 30, 2004.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Select Separate Account (the “Separate Account”) (comprised of the Equity, Growth LT, International Value, Equity Index, Small-Cap Index, Fasciano Small Equity (formerly Aggressive Equity), Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, and High Yield Bond Variable Accounts — collectively, the “Variable Accounts”) as of December 31, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (as to the Small-Cap Index Variable Account, for the year ended December 31, 2005, and for the period from commencement of operations through December 31, 2004), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account as of December 31, 2005, the results of their operations, the changes in their net assets, and the related financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 22, 2006

Annual Report
as of December 31, 2005

•	Pacific Select
Separate Account of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
Life Insurance Operations Center
700 Newport Center Drive
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.	15-21492-07